DERIVATIVE INSTRUMENTS (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
DERIVATIVE INSTRUMENTS [Abstract]
Net losses recognized from currency transactions	$ (181)	$ 231	$ (230)
Unrealized gain (loss) on forward contracts, net	325	1,699	(855)
Outstanding forward contracts	14,904	33,938
Gain (loss) on derivative instruments reclassified from OCI to operating expenses	$ 3,010	$ 748